TOTAL SALES (Tables)	12 Months Ended
Dec. 31, 2022
TOTAL SALES
Revenue from External Customers by Geographic Areas

	Year Ended December 31,
Primary geographical markets (€)	2022	2021	2020
Asia	17,936	16,009	15,872
France	10,637	12,251	10,021
United States	15,036	5,524	5,611
Others geographical areas	11,500	10,276	10,146
Total Net Sales	55,108	44,060	41,649

Disaggregation of Revenue

	Year Ended December 31,
Timing of revenue recognition	2022	2021	2020
Products transferred at a point in time	44,173	34,552	32,862
Products and services transferred over time	10,935	9,508	8,787
Total Net Sales	55,108	44,060	41,649